LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments
September 30, 2022 (unaudited)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS–98.42%
Advertising–0.19%
Omnicom Group, Inc./Omnicom Capital, Inc. 3.65% 11/1/24	500,000	$ 487,331
		487,331
Aerospace & Defense–1.42%
Boeing Co.
1.43% 2/4/24	750,000	712,468
1.95% 2/1/24	250,000	239,859
4.88% 5/1/25	1,000,000	975,709
General Dynamics Corp.
3.25% 4/1/25	250,000	241,446
3.50% 5/15/25	500,000	486,382
Northrop Grumman Corp. 2.93% 1/15/25	350,000	333,694
Raytheon Technologies Corp.
3.20% 3/15/24	250,000	244,445
3.95% 8/16/25	250,000	243,963
Teledyne Technologies, Inc. 0.95% 4/1/24	250,000	233,449
		3,711,415
Agriculture–1.33%
Altria Group, Inc.
2.35% 5/6/25	350,000	324,165
4.00% 1/31/24	350,000	344,705
BAT Capital Corp. 3.22% 8/15/24	700,000	673,580
Bunge Ltd. Finance Corp. 1.63% 8/17/25	350,000	314,842
Philip Morris International, Inc.
1.13% 5/1/23	285,000	279,226
1.50% 5/1/25	350,000	320,700
2.88% 5/1/24	250,000	241,970
3.38% 8/11/25	250,000	239,124
Reynolds American, Inc.
4.45% 6/12/25	250,000	241,529
4.85% 9/15/23	500,000	498,550
		3,478,391
Airlines–0.09%
Southwest Airlines Co. 5.25% 5/4/25	250,000	249,743
		249,743
Apparel–0.35%
NIKE, Inc. 2.40% 3/27/25	350,000	331,883
PVH Corp. 4.63% 7/10/25	250,000	239,676
Ralph Lauren Corp. 3.75% 9/15/25	350,000	339,971
		911,530
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers–3.81%
American Honda Finance Corp.
0.75% 8/9/24	1,000,000	$ 929,372
1.00% 9/10/25	350,000	313,639
1.20% 7/8/25	500,000	452,396
1.50% 1/13/25	200,000	185,659
3.55% 1/12/24	250,000	246,258
General Motors Co.
4.88% 10/2/23	750,000	746,910
5.40% 10/2/23	600,000	600,060
General Motors Financial Co., Inc.
1.05% 3/8/24	895,000	838,761
1.20% 10/15/24	235,000	215,711
2.75% 6/20/25	500,000	461,800
2.90% 2/26/25	250,000	233,577
3.80% 4/7/25	95,000	90,489
4.35% 4/9/25	250,000	241,399
Honda Motor Co. Ltd. 2.27% 3/10/25	335,000	315,300
PACCAR Financial Corp.
0.35% 2/2/24	80,000	75,711
0.50% 8/9/24	140,000	129,756
0.90% 11/8/24	100,000	92,232
2.85% 4/7/25	200,000	191,206
3.15% 6/13/24	60,000	58,537
3.55% 8/11/25	350,000	339,789
4.95% 10/3/25	100,000	100,329
Toyota Motor Corp. 0.68% 3/25/24	300,000	282,981
Toyota Motor Credit Corp.
0.45% 1/11/24	350,000	332,067
0.50% 6/18/24	250,000	232,941
0.63% 9/13/24	440,000	406,943
1.45% 1/13/25	150,000	139,077
1.80% 2/13/25	250,000	233,185
2.50% 3/22/24	110,000	106,620
3.00% 4/1/25	500,000	479,046
3.65% 8/18/25	500,000	484,131
3.95% 6/30/25	175,000	170,810
4.40% 9/20/24	250,000	248,419
		9,975,111
Auto Parts & Equipment–0.09%
Magna International, Inc. 3.63% 6/15/24	250,000	245,105
		245,105
Banks–36.09%
μBanco Bilbao Vizcaya Argentaria S.A. 5.86% 9/14/26	200,000	195,100
Banco Bilbao Vizcaya Argentaria SA 1.13% 9/18/25	250,000	220,074
LVIP SSGA Short-Term Bond Index Fund–1

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Banco Santander SA
2.71% 6/27/24	500,000	$ 477,308
2.75% 5/28/25	350,000	320,023
3.50% 3/24/25	200,000	190,500
3.89% 5/24/24	200,000	194,678
5.15% 8/18/25	450,000	436,628
Bank of America Corp.
μ0.81% 10/24/24	600,000	570,479
μ0.98% 4/22/25	700,000	650,630
μ0.98% 9/25/25	500,000	454,917
μ1.32% 6/19/26	1,250,000	1,109,497
μ1.49% 5/19/24	450,000	438,924
μ1.53% 12/6/25	400,000	365,882
μ1.84% 2/4/25	400,000	380,135
μ2.02% 2/13/26	250,000	229,171
μ2.46% 10/22/25	500,000	468,142
μ3.37% 1/23/26	500,000	473,745
μ3.38% 4/2/26	350,000	330,616
μ3.46% 3/15/25	750,000	726,291
μ3.84% 4/25/25	1,000,000	972,816
3.88% 8/1/25	600,000	580,790
3.95% 4/21/25	250,000	241,043
4.00% 1/22/25	500,000	483,949
4.13% 1/22/24	250,000	247,959
4.20% 8/26/24	250,000	245,902
μ4.83% 7/22/26	500,000	488,847
Bank of Montreal
0.45% 12/8/23	355,000	337,356
0.63% 7/9/24	1,180,000	1,092,527
1.50% 1/10/25	395,000	363,316
2.15% 3/8/24	300,000	288,430
3.70% 6/7/25	205,000	197,022
4.25% 9/14/24	200,000	196,754
μ4.34% 10/5/28	250,000	246,565
Bank of New York Mellon Corp.
0.35% 12/7/23	415,000	394,896
0.50% 4/26/24	500,000	469,160
0.85% 10/25/24	400,000	369,384
3.35% 4/25/25	250,000	241,459
μ3.43% 6/13/25	250,000	243,577
μ4.41% 7/24/26	595,000	581,328
Bank of Nova Scotia
0.65% 7/31/24	420,000	387,871
0.70% 4/15/24	250,000	234,140
1.45% 1/10/25	190,000	174,645
2.44% 3/11/24	200,000	193,227
3.40% 2/11/24	500,000	490,295
3.45% 4/11/25	650,000	622,572
Barclays PLC
μ1.01% 12/10/24	740,000	696,529
μ2.85% 5/7/26	350,000	317,716
3.65% 3/16/25	250,000	236,396
μ3.93% 5/7/25	750,000	721,301
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Barclays PLC (continued)
μ5.30% 8/9/26	350,000	$ 336,252
BNP Paribas SA 4.25% 10/15/24	250,000	244,093
BPCE SA 4.00% 4/15/24	350,000	343,793
Canadian Imperial Bank of Commerce
0.50% 12/14/23	250,000	237,712
1.00% 10/18/24	380,000	350,869
2.25% 1/28/25	250,000	234,330
3.10% 4/2/24	250,000	243,318
3.30% 4/7/25	70,000	66,797
3.95% 8/4/25	350,000	338,065
Citigroup, Inc.
μ0.78% 10/30/24	750,000	712,244
μ0.98% 5/1/25	1,375,000	1,273,994
μ1.28% 11/3/25	500,000	456,744
μ2.01% 1/25/26	500,000	459,468
μ3.11% 4/8/26	500,000	468,634
μ3.29% 3/17/26	1,000,000	944,113
μ4.14% 5/24/25	225,000	219,931
4.40% 6/10/25	1,000,000	971,927
5.61% 9/29/26	1,000,000	994,483
μCitizens Bank NA 4.12% 5/23/25	500,000	490,322
Cooperatieve Rabobank UA
0.38% 1/12/24	575,000	543,246
1.38% 1/10/25	250,000	230,078
3.88% 8/22/24	335,000	328,121
4.38% 8/4/25	350,000	334,439
Credit Suisse AG
0.50% 2/2/24	290,000	270,109
2.95% 4/9/25	1,100,000	1,011,681
3.63% 9/9/24	500,000	477,171
3.70% 2/21/25	375,000	351,989
Credit Suisse Group AG 3.75% 3/26/25	600,000	558,932
Deutsche Bank AG
0.90% 5/28/24	150,000	138,545
0.96% 11/8/23	200,000	190,294
μ1.45% 4/1/25	250,000	230,003
μ3.96% 11/26/25	500,000	466,777
4.16% 5/13/25	155,000	149,233
μ6.12% 7/14/26	165,000	160,244
Fifth Third Bancorp
2.38% 1/28/25	250,000	233,547
3.65% 1/25/24	500,000	490,683
Fifth Third Bank NA 3.95% 7/28/25	250,000	244,271
Goldman Sachs Group, Inc.
μ0.93% 10/21/24	350,000	332,203
1.22% 12/6/23	250,000	239,692
μ1.76% 1/24/25	220,000	209,031
3.00% 3/15/24	400,000	388,671

LVIP SSGA Short-Term Bond Index Fund–2

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Goldman Sachs Group, Inc. (continued)
μ3.27% 9/29/25	1,000,000	$ 952,539
3.50% 1/23/25	350,000	336,334
3.50% 4/1/25	750,000	716,402
3.63% 2/20/24	350,000	343,899
3.75% 5/22/25	850,000	813,892
3.85% 7/8/24	500,000	488,642
4.00% 3/3/24	750,000	738,966
HSBC Holdings PLC
μ0.98% 5/24/25	1,100,000	1,010,627
μ1.16% 11/22/24	500,000	472,484
μ1.65% 4/18/26	350,000	311,242
μ2.63% 11/7/25	750,000	696,341
μ3.00% 3/10/26	200,000	184,922
μ3.80% 3/11/25	750,000	724,936
μ4.18% 12/9/25	500,000	478,319
4.25% 8/18/25	350,000	332,103
μ4.29% 9/12/26	1,000,000	943,130
HSBC USA, Inc. 3.75% 5/24/24	250,000	245,029
Huntington Bancshares, Inc. 2.63% 8/6/24	250,000	238,818
Huntington National Bank
3.55% 10/6/23	250,000	247,289
μ4.01% 5/16/25	250,000	244,837
ING Groep NV
μ3.87% 3/28/26	650,000	616,220
4.10% 10/2/23	500,000	493,755
JPMorgan Chase & Co.
μ0.56% 2/16/25	670,000	626,444
μ0.77% 8/9/25	415,000	380,446
μ0.82% 6/1/25	675,000	624,892
μ0.97% 6/23/25	1,000,000	924,977
μ1.56% 12/10/25	600,000	550,189
μ2.08% 4/22/26	1,750,000	1,594,405
μ2.30% 10/15/25	750,000	703,330
μ2.60% 2/24/26	500,000	465,139
μ3.85% 6/14/25	400,000	389,037
3.90% 7/15/25	250,000	241,769
μ4.02% 12/5/24	600,000	590,379
μ4.08% 4/26/26	750,000	722,109
7.75% 7/15/25	250,000	267,711
KeyBank NA
3.30% 6/1/25	250,000	239,274
4.15% 8/8/25	500,000	484,646
μKeyCorp 3.88% 5/23/25	65,000	63,289
Lloyds Banking Group PLC
μ0.70% 5/11/24	315,000	305,053
μ2.44% 2/5/26	250,000	229,691
μ3.51% 3/18/26	250,000	234,040
μ3.87% 7/9/25	350,000	337,474
3.90% 3/12/24	250,000	244,644
4.45% 5/8/25	250,000	241,431
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Lloyds Banking Group PLC (continued)
μ4.72% 8/11/26	200,000	$ 192,143
Mitsubishi UFJ Financial Group, Inc.
μ0.96% 10/11/25	250,000	227,643
1.41% 7/17/25	250,000	224,110
2.19% 2/25/25	1,000,000	927,628
2.80% 7/18/24	500,000	479,743
3.78% 3/2/25	250,000	242,238
μ4.79% 7/18/25	400,000	394,747
μ5.06% 9/12/25	550,000	544,217
Morgan Stanley
μ0.79% 1/22/25	1,100,000	1,030,433
μ0.79% 5/30/25	750,000	690,301
μ1.16% 10/21/25	1,245,000	1,134,671
μ2.19% 4/28/26	500,000	458,638
μ3.62% 4/17/25	300,000	291,349
3.70% 10/23/24	250,000	243,664
3.88% 4/29/24	1,150,000	1,128,968
4.00% 7/23/25	850,000	822,711
μ4.68% 7/17/26	460,000	447,912
National Bank of Canada 0.75% 8/6/24	250,000	230,687
μNatWest Group PLC
3.75% 11/1/29	600,000	553,996
4.27% 3/22/25	1,000,000	972,252
PNC Bank NA
2.50% 8/27/24	250,000	239,691
3.25% 6/1/25	350,000	335,193
3.50% 6/8/23	250,000	248,575
PNC Financial Services Group, Inc. 3.50% 1/23/24	250,000	246,026
Royal Bank of Canada
0.43% 1/19/24	345,000	327,236
0.50% 10/26/23	520,000	498,393
0.65% 7/29/24	400,000	371,524
0.75% 10/7/24	250,000	229,509
1.15% 6/10/25	500,000	451,190
1.60% 1/21/25	400,000	370,393
2.55% 7/16/24	350,000	335,620
3.38% 4/14/25	250,000	240,560
Santander Holdings USA, Inc.
3.45% 6/2/25	250,000	234,019
3.50% 6/7/24	500,000	484,540
μ4.26% 6/9/25	110,000	106,136
μ5.81% 9/9/26	90,000	87,965
μSantander U.K. Group Holdings PLC
1.09% 3/15/25	1,000,000	923,277
1.53% 8/21/26	250,000	216,754
4.80% 11/15/24	250,000	246,506

LVIP SSGA Short-Term Bond Index Fund–3

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Sumitomo Mitsui Financial Group, Inc.
0.51% 1/12/24	450,000	$ 423,910
1.47% 7/8/25	750,000	674,744
2.45% 9/27/24	250,000	236,265
2.70% 7/16/24	500,000	477,797
3.94% 10/16/23	350,000	346,883
SVB Financial Group 3.50% 1/29/25	250,000	239,131
Svenska Handelsbanken AB 3.90% 11/20/23	350,000	346,640
Synchrony Bank 5.40% 8/22/25	250,000	243,759
Toronto-Dominion Bank
0.45% 9/11/23	500,000	479,376
0.55% 3/4/24	250,000	234,966
0.70% 9/10/24	500,000	460,509
0.75% 9/11/25	350,000	309,145
1.15% 6/12/25	250,000	224,680
1.25% 12/13/24	130,000	119,941
1.45% 1/10/25	200,000	185,157
2.35% 3/8/24	200,000	192,958
2.65% 6/12/24	350,000	336,130
3.77% 6/6/25	250,000	241,557
4.29% 9/13/24	200,000	196,984
Truist Bank
1.50% 3/10/25	500,000	459,722
2.15% 12/6/24	500,000	470,479
3.63% 9/16/25	350,000	333,705
Truist Financial Corp.
1.20% 8/5/25	350,000	314,611
2.20% 3/16/23	250,000	247,614
3.70% 6/5/25	250,000	241,332
3.75% 12/6/23	350,000	346,702
4.00% 5/1/25	250,000	243,294
U.S. Bancorp
1.45% 5/12/25	250,000	229,489
3.38% 2/5/24	250,000	245,698
3.60% 9/11/24	750,000	735,977
U.S. Bank NA 2.80% 1/27/25	350,000	334,899
Wells Fargo & Co.
μ0.81% 5/19/25	60,000	55,508
μ2.16% 2/11/26	500,000	460,355
μ2.19% 4/30/26	500,000	456,636
μ2.41% 10/30/25	250,000	233,385
3.00% 2/19/25	500,000	475,252
3.30% 9/9/24	500,000	482,147
3.55% 9/29/25	750,000	713,237
3.75% 1/24/24	1,250,000	1,230,501
μ3.91% 4/25/26	940,000	898,610
μ4.54% 8/15/26	600,000	580,443
Westpac Banking Corp.
1.02% 11/18/24	165,000	152,930
2.35% 2/19/25	750,000	709,948
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Westpac Banking Corp. (continued)
3.30% 2/26/24	500,000	$ 492,248
3.74% 8/26/25	350,000	339,202
		94,533,270
Beverages–1.01%
Constellation Brands, Inc. 3.60% 5/9/24	75,000	73,370
Diageo Capital PLC
1.38% 9/29/25	500,000	453,345
2.13% 10/24/24	250,000	237,367
Keurig Dr Pepper, Inc.
0.75% 3/15/24	335,000	315,559
3.13% 12/15/23	500,000	490,882
PepsiCo, Inc.
0.40% 10/7/23	515,000	495,554
2.25% 3/19/25	350,000	331,087
3.50% 7/17/25	250,000	243,404
		2,640,568
Biotechnology–0.77%
Amgen, Inc.
1.90% 2/21/25	250,000	233,078
3.13% 5/1/25	750,000	718,691
Biogen, Inc. 4.05% 9/15/25	350,000	339,719
Gilead Sciences, Inc. 3.50% 2/1/25	750,000	723,402
		2,014,890
Building Materials–0.53%
Carrier Global Corp. 2.24% 2/15/25	250,000	233,604
Fortune Brands Home & Security, Inc. 4.00% 6/15/25	250,000	240,397
φJohnson Controls International PLC 3.63% 7/2/24	250,000	244,056
Lennox International, Inc.
1.35% 8/1/25	250,000	223,064
3.00% 11/15/23	305,000	298,266
Owens Corning 4.20% 12/1/24	150,000	147,189
		1,386,576
Chemicals–0.78%
Celanese U.S. Holdings LLC
5.90% 7/5/24	250,000	246,535
6.05% 3/15/25	250,000	244,211
DuPont de Nemours, Inc. 4.21% 11/15/23	1,000,000	993,760
EI du Pont de Nemours & Co. 1.70% 7/15/25	250,000	229,835
Mosaic Co. 3.25% 11/15/22	200,000	199,756

LVIP SSGA Short-Term Bond Index Fund–4

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
Sherwin-Williams Co.
4.05% 8/8/24	70,000	$ 68,835
4.25% 8/8/25	70,000	68,324
		2,051,256
Commercial Services–0.83%
Automatic Data Processing, Inc. 3.38% 9/15/25	350,000	339,493
Equifax, Inc. 2.60% 12/1/24	250,000	237,386
Global Payments, Inc.
1.50% 11/15/24	110,000	101,065
2.65% 2/15/25	250,000	233,652
PayPal Holdings, Inc.
1.65% 6/1/25	250,000	230,131
2.40% 10/1/24	350,000	334,341
Quanta Services, Inc. 0.95% 10/1/24	500,000	456,529
Verisk Analytics, Inc. 4.00% 6/15/25	250,000	242,009
		2,174,606
Computers–2.52%
Apple, Inc.
0.55% 8/20/25	500,000	447,904
1.13% 5/11/25	500,000	458,602
1.80% 9/11/24	700,000	667,480
2.50% 2/9/25	250,000	238,658
2.75% 1/13/25	1,000,000	961,236
3.45% 5/6/24	500,000	491,629
Dell International LLC/EMC Corp. 4.00% 7/15/24	500,000	490,795
Genpact Luxembourg Sarl 3.38% 12/1/24	250,000	239,838
Hewlett Packard Enterprise Co.
1.45% 4/1/24	500,000	474,618
4.45% 10/2/23	250,000	248,912
HP, Inc. 2.20% 6/17/25	250,000	231,386
International Business Machines Corp.
3.00% 5/15/24	1,000,000	972,680
3.63% 2/12/24	250,000	246,636
4.00% 7/27/25	200,000	196,082
NetApp, Inc. 1.88% 6/22/25	250,000	228,289
		6,594,745
Cosmetics & Personal Care–0.43%
Colgate-Palmolive Co. 3.10% 8/15/25	65,000	62,783
GSK Consumer Healthcare Capital U.S. LLC 3.02% 3/24/24	250,000	241,845
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Cosmetics & Personal Care (continued)
GSK Consumer Healthcare Capital UK PLC 3.13% 3/24/25	400,000	$ 377,579
Unilever Capital Corp.
0.63% 8/12/24	100,000	92,846
3.25% 3/7/24	350,000	344,276
		1,119,329
Distribution/Wholesale–0.05%
WW Grainger, Inc. 1.85% 2/15/25	150,000	140,594
		140,594
Diversified Financial Services–5.65%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.15% 10/29/23	360,000	341,975
1.65% 10/29/24	580,000	529,881
1.75% 10/29/24	285,000	259,265
3.50% 1/15/25	350,000	328,910
4.50% 9/15/23	500,000	492,800
4.88% 1/16/24	250,000	245,943
Affiliated Managers Group, Inc. 4.25% 2/15/24	350,000	346,733
Air Lease Corp.
0.80% 8/18/24	85,000	77,426
2.25% 1/15/23	400,000	396,630
2.30% 2/1/25	150,000	138,017
3.38% 7/1/25	250,000	232,934
Aircastle Ltd. 4.40% 9/25/23	250,000	245,395
Ally Financial, Inc.
1.45% 10/2/23	235,000	226,852
4.63% 3/30/25	250,000	244,358
5.80% 5/1/25	500,000	502,097
American Express Co.
0.75% 11/3/23	250,000	239,774
2.25% 3/4/25	950,000	890,331
3.00% 10/30/24	500,000	482,433
3.38% 5/3/24	135,000	131,637
3.40% 2/22/24	350,000	343,631
3.95% 8/1/25	850,000	823,274
Ameriprise Financial, Inc.
3.00% 4/2/25	250,000	238,713
4.00% 10/15/23	250,000	248,135
Capital One Financial Corp.
μ1.34% 12/6/24	200,000	189,965
2.60% 5/11/23	421,000	416,117
μ2.64% 3/3/26	870,000	808,362
3.30% 10/30/24	450,000	433,508
μ4.17% 5/9/25	150,000	145,903
μ4.99% 7/24/26	450,000	439,942
Charles Schwab Corp.
0.75% 3/18/24	400,000	378,193

LVIP SSGA Short-Term Bond Index Fund–5

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Charles Schwab Corp. (continued)
2.65% 1/25/23	200,000	$ 199,246
3.63% 4/1/25	200,000	194,744
3.85% 5/21/25	250,000	244,224
CME Group, Inc. 3.00% 3/15/25	250,000	239,552
Discover Financial Services
3.75% 3/4/25	350,000	334,525
3.85% 11/21/22	200,000	199,747
Intercontinental Exchange, Inc. 3.65% 5/23/25	195,000	188,635
Mastercard, Inc. 2.00% 3/3/25	500,000	470,697
Nomura Holdings, Inc.
2.65% 1/16/25	350,000	327,774
5.10% 7/3/25	500,000	491,995
Synchrony Financial
4.25% 8/15/24	500,000	487,524
4.50% 7/23/25	250,000	238,436
4.88% 6/13/25	130,000	125,411
Western Union Co. 2.85% 1/10/25	250,000	236,570
		14,798,214
Electric–4.32%
Ameren Corp. 2.50% 9/15/24	250,000	237,288
American Electric Power Co., Inc.
0.75% 11/1/23	185,000	177,159
2.03% 3/15/24	115,000	110,062
Berkshire Hathaway Energy Co.
3.50% 2/1/25	150,000	145,689
4.05% 4/15/25	250,000	245,751
Black Hills Corp.
1.04% 8/23/24	190,000	175,478
4.25% 11/30/23	250,000	248,924
Consolidated Edison, Inc. 0.65% 12/1/23	200,000	190,436
Constellation Energy Generation LLC 3.25% 6/1/25	250,000	237,142
Dominion Energy, Inc. 3.30% 3/15/25	250,000	241,485
DTE Energy Co.
1.05% 6/1/25	250,000	223,764
φ2.53% 10/1/24	200,000	190,005
φ4.22% 11/1/24	175,000	171,575
Duke Energy Corp.
0.90% 9/15/25	250,000	221,382
3.75% 4/15/24	400,000	392,756
Edison International
3.55% 11/15/24	250,000	240,016
4.70% 8/15/25	200,000	193,763
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Emera U.S. Finance LP 0.83% 6/15/24	250,000	$ 231,618
Entergy Corp. 0.90% 9/15/25	750,000	661,432
Entergy Louisiana LLC 0.95% 10/1/24	190,000	176,173
Eversource Energy
0.80% 8/15/25	350,000	309,498
2.80% 5/1/23	250,000	247,399
3.80% 12/1/23	250,000	246,876
4.20% 6/27/24	85,000	83,820
Exelon Corp. 3.95% 6/15/25	250,000	241,513
Florida Power & Light Co. 2.85% 4/1/25	700,000	669,732
MidAmerican Energy Co. 3.50% 10/15/24	250,000	243,796
National Rural Utilities Cooperative Finance Corp.
0.35% 2/8/24	360,000	339,500
1.00% 10/18/24	65,000	60,062
2.70% 2/15/23	300,000	298,229
NextEra Energy Capital Holdings, Inc.
2.94% 3/21/24	200,000	194,289
4.26% 9/1/24	175,000	172,484
4.45% 6/20/25	120,000	117,903
Pacific Gas & Electric Co.
1.70% 11/15/23	130,000	124,656
3.25% 2/16/24	455,000	439,113
3.75% 2/15/24	200,000	194,095
4.95% 6/8/25	50,000	48,536
Pinnacle West Capital Corp. 1.30% 6/15/25	250,000	224,284
Public Service Enterprise Group, Inc.
0.84% 11/8/23	100,000	95,364
2.88% 6/15/24	500,000	480,926
Sempra Energy 3.30% 4/1/25	245,000	233,170
Southern California Edison Co.
0.98% 8/1/24	125,000	115,828
1.10% 4/1/24	155,000	146,039
3.70% 8/1/25	250,000	240,385
4.20% 6/1/25	65,000	63,424
Southern Co.
0.60% 2/26/24	115,000	108,173
φ4.48% 8/1/24	415,000	409,781
Virginia Electric & Power Co. 3.10% 5/15/25	250,000	239,065
WEC Energy Group, Inc.
0.80% 3/15/24	125,000	117,638
5.00% 9/27/25	30,000	29,892
Xcel Energy, Inc. 0.50% 10/15/23	80,000	76,219
		11,323,587

LVIP SSGA Short-Term Bond Index Fund–6

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electronics–0.35%
Honeywell International, Inc. 1.35% 6/1/25	350,000	$ 322,132
Keysight Technologies, Inc. 4.55% 10/30/24	250,000	246,541
Legrand France SA 8.50% 2/15/25	100,000	108,087
TD SYNNEX Corp. 1.25% 8/9/24	250,000	229,872
		906,632
Entertainment–0.46%
Warnermedia Holdings, Inc.
3.53% 3/15/24	750,000	724,336
3.64% 3/15/25	500,000	473,511
		1,197,847
Environmental Control–0.09%
Republic Services, Inc. 2.50% 8/15/24	250,000	238,689
		238,689
Food–0.81%
Campbell Soup Co.
3.65% 3/15/23	300,000	298,499
3.95% 3/15/25	200,000	194,521
Hershey Co. 3.38% 5/15/23	200,000	198,726
J M Smucker Co. 3.50% 3/15/25	250,000	240,747
Kellogg Co. 2.65% 12/1/23	250,000	244,177
Mondelez International, Inc. 1.50% 5/4/25	500,000	456,998
Tyson Foods, Inc. 3.95% 8/15/24	500,000	489,503
		2,123,171
Forest Products & Paper–0.23%
Fibria Overseas Finance Ltd. 4.00% 1/14/25	250,000	238,125
Georgia-Pacific LLC 8.00% 1/15/24	350,000	363,810
		601,935
Gas–0.70%
Eastern Energy Gas Holdings LLC 2.50% 11/15/24	500,000	474,308
National Fuel Gas Co. 5.20% 7/15/25	250,000	246,910
NiSource, Inc. 0.95% 8/15/25	500,000	443,794
ONE Gas, Inc. 1.10% 3/11/24	196,000	187,633
Southern California Gas Co. 3.20% 6/15/25	250,000	237,725
Southern Co. Gas Capital Corp. 2.45% 10/1/23	250,000	244,152
		1,834,522
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Products–1.10%
Abbott Laboratories
3.40% 11/30/23	251,000	$ 247,905
3.88% 9/15/25	250,000	244,621
Baxter International, Inc. 1.32% 11/29/24	500,000	461,583
Boston Scientific Corp. 1.90% 6/1/25	250,000	229,769
DH Europe Finance II Sarl 2.05% 11/15/22	150,000	149,685
PerkinElmer, Inc. 0.85% 9/15/24	500,000	463,662
Stryker Corp.
0.60% 12/1/23	105,000	99,982
1.15% 6/15/25	350,000	315,705
Thermo Fisher Scientific, Inc. 1.22% 10/18/24	500,000	464,982
Zimmer Biomet Holdings, Inc. 1.45% 11/22/24	215,000	198,803
		2,876,697
Health Care Services–1.61%
CommonSpirit Health 2.76% 10/1/24	250,000	237,872
Elevance Health, Inc.
0.45% 3/15/23	210,000	206,307
2.38% 1/15/25	250,000	235,935
3.50% 8/15/24	350,000	342,320
HCA, Inc.
5.00% 3/15/24	850,000	844,436
5.38% 2/1/25	500,000	494,087
Humana, Inc. 3.85% 10/1/24	150,000	146,222
Laboratory Corp. of America Holdings
2.30% 12/1/24	500,000	470,669
4.00% 11/1/23	250,000	248,153
UnitedHealth Group, Inc.
0.55% 5/15/24	165,000	154,744
3.75% 7/15/25	850,000	826,291
		4,207,036
Home Builders–0.19%
Lennar Corp. 4.50% 4/30/24	500,000	490,708
		490,708
Insurance–0.95%
American International Group, Inc.
2.50% 6/30/25	350,000	326,552
3.75% 7/10/25	250,000	249,747
Chubb INA Holdings, Inc. 3.15% 3/15/25	250,000	239,843
CNO Financial Group, Inc. 5.25% 5/30/25	350,000	345,470

LVIP SSGA Short-Term Bond Index Fund–7

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Marsh & McLennan Cos., Inc.
3.50% 6/3/24	250,000	$ 244,177
3.50% 3/10/25	250,000	241,231
MetLife, Inc. 4.37% 9/15/23	500,000	498,285
Old Republic International Corp. 4.88% 10/1/24	150,000	149,728
μPrudential Financial, Inc. 5.63% 6/15/43	200,000	197,052
		2,492,085
Internet–1.59%
Alibaba Group Holding Ltd. 3.60% 11/28/24	1,000,000	969,660
Alphabet, Inc. 0.45% 8/15/25	250,000	224,153
Amazon.com, Inc.
0.45% 5/12/24	585,000	548,394
0.80% 6/3/25	350,000	317,436
2.73% 4/13/24	250,000	244,250
3.00% 4/13/25	400,000	386,206
3.80% 12/5/24	1,000,000	985,197
VeriSign, Inc. 5.25% 4/1/25	250,000	249,228
Weibo Corp. 3.50% 7/5/24	250,000	239,025
		4,163,549
Investment Companies–1.10%
Ares Capital Corp. 3.25% 7/15/25	350,000	319,697
Blackstone Private Credit Fund
1.75% 9/15/24	250,000	227,819
2.35% 11/22/24	450,000	410,556
2.70% 1/15/25	150,000	135,967
4.70% 3/24/25	200,000	189,285
7.05% 9/29/25	65,000	64,187
FS KKR Capital Corp.
1.65% 10/12/24	200,000	182,664
4.63% 7/15/24	250,000	244,817
Goldman Sachs BDC, Inc. 3.75% 2/10/25	150,000	144,015
Oaktree Specialty Lending Corp. 3.50% 2/25/25	150,000	142,493
Owl Rock Capital Corp.
3.75% 7/22/25	250,000	229,555
5.25% 4/15/24	250,000	246,887
Sixth Street Specialty Lending, Inc. 3.88% 11/1/24	350,000	333,011
		2,870,953
Iron & Steel–0.32%
Nucor Corp. 2.00% 6/1/25	250,000	230,750
Reliance Steel & Aluminum 1.30% 8/15/25	250,000	223,044
Steel Dynamics, Inc.
2.40% 6/15/25	250,000	231,131
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Iron & Steel (continued)
Steel Dynamics, Inc. (continued)
2.80% 12/15/24	150,000	$ 143,294
		828,219
Leisure Time–0.18%
Brunswick Corp. 0.85% 8/18/24	250,000	230,214
Harley-Davidson, Inc. 3.50% 7/28/25	250,000	235,736
		465,950
Lodging–0.16%
Hyatt Hotels Corp.
1.30% 10/1/23	80,000	76,950
1.80% 10/1/24	115,000	107,817
Marriott International, Inc. 3.75% 3/15/25	250,000	241,516
		426,283
Machinery Construction & Mining–0.92%
Caterpillar Financial Services Corp.
0.45% 5/17/24	150,000	140,298
0.60% 9/13/24	900,000	833,178
0.95% 1/10/24	200,000	191,545
2.15% 11/8/24	350,000	332,864
3.25% 12/1/24	250,000	242,604
3.40% 5/13/25	250,000	241,590
3.65% 12/7/23	250,000	247,211
3.65% 8/12/25	200,000	194,381
		2,423,671
Machinery Diversified–1.37%
CNH Industrial Capital LLC 3.95% 5/23/25	95,000	91,617
Deere & Co. 2.75% 4/15/25	250,000	238,739
John Deere Capital Corp.
0.40% 10/10/23	175,000	167,986
0.45% 1/17/24	200,000	189,630
0.45% 6/7/24	165,000	153,897
0.90% 1/10/24	90,000	85,957
1.25% 1/10/25	90,000	83,520
2.05% 1/9/25	500,000	471,130
2.13% 3/7/25	50,000	47,049
2.65% 6/24/24	250,000	241,843
3.40% 6/6/25	110,000	106,312
3.40% 9/11/25	350,000	337,939
3.45% 3/13/25	200,000	194,014
3.65% 10/12/23	250,000	248,268
4.05% 9/8/25	160,000	157,409
Otis Worldwide Corp. 2.06% 4/5/25	500,000	462,504

LVIP SSGA Short-Term Bond Index Fund–8

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Diversified (continued)
Westinghouse Air Brake Technologies Corp. 3.20% 6/15/25	350,000	$ 326,252
		3,604,066
Media–1.78%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.50% 2/1/24	250,000	247,100
4.91% 7/23/25	750,000	731,369
Comcast Corp.
3.38% 2/15/25	150,000	144,848
3.38% 8/15/25	500,000	479,942
3.70% 4/15/24	750,000	737,617
Discovery Communications LLC 3.90% 11/15/24	350,000	340,265
Fox Corp. 4.03% 1/25/24	350,000	345,672
Thomson Reuters Corp. 4.30% 11/23/23	350,000	347,335
TWDC Enterprises 18 Corp. 3.15% 9/17/25	500,000	477,071
Walt Disney Co.
1.75% 8/30/24	500,000	472,878
3.35% 3/24/25	350,000	337,953
		4,662,050
Mining–0.13%
Freeport-McMoRan, Inc. 4.55% 11/14/24	350,000	344,636
		344,636
Miscellaneous Manufacturing–0.62%
3M Co.
2.00% 2/14/25	150,000	140,300
2.65% 4/15/25	350,000	329,662
3.00% 8/7/25	350,000	332,681
Carlisle Cos., Inc. 3.50% 12/1/24	150,000	144,375
Parker-Hannifin Corp.
2.70% 6/14/24	350,000	336,941
3.65% 6/15/24	355,000	347,200
		1,631,159
Office Business Equipment–0.22%
CDW LLC/CDW Finance Corp.
4.13% 5/1/25	250,000	236,225
5.50% 12/1/24	350,000	348,082
		584,307
Oil & Gas–2.57%
BP Capital Markets America, Inc. 3.80% 9/21/25	350,000	341,470
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Canadian Natural Resources Ltd. 2.05% 7/15/25	350,000	$ 319,106
Chevron USA, Inc.
0.43% 8/11/23	375,000	362,378
0.69% 8/12/25	350,000	313,083
3.90% 11/15/24	350,000	344,538
ConocoPhillips Co.
2.13% 3/8/24	200,000	193,083
2.40% 3/7/25	200,000	189,168
EOG Resources, Inc. 2.63% 3/15/23	250,000	247,878
EQT Corp. 5.68% 10/1/25	85,000	84,477
Exxon Mobil Corp.
2.02% 8/16/24	500,000	476,761
2.99% 3/19/25	1,250,000	1,198,919
Hess Corp. 3.50% 7/15/24	500,000	483,315
Marathon Petroleum Corp. 4.70% 5/1/25	500,000	490,908
Phillips 66 Co. 3.61% 2/15/25	200,000	192,013
Shell International Finance BV
2.00% 11/7/24	350,000	332,483
3.25% 5/11/25	350,000	336,145
3.50% 11/13/23	250,000	247,633
TotalEnergies Capital International SA 2.43% 1/10/25	600,000	569,562
		6,722,920
Oil & Gas Services–0.34%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc. 1.23% 12/15/23	80,000	76,696
Schlumberger Finance Canada Ltd. 1.40% 9/17/25	350,000	317,633
Schlumberger Investment SA 3.65% 12/1/23	500,000	492,191
		886,520
Packaging & Containers–0.31%
Berry Global, Inc. 0.95% 2/15/24	250,000	234,878
Packaging Corp. of America 3.65% 9/15/24	250,000	243,860
WRKCo, Inc. 3.75% 3/15/25	350,000	337,211
		815,949
Pharmaceuticals–4.83%
AbbVie, Inc.
2.60% 11/21/24	850,000	808,881
3.60% 5/14/25	750,000	719,902
3.75% 11/14/23	350,000	346,066
3.80% 3/15/25	1,000,000	968,504

LVIP SSGA Short-Term Bond Index Fund–9

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
AbbVie, Inc. (continued)
3.85% 6/15/24	250,000	$ 245,432
AmerisourceBergen Corp. 3.25% 3/1/25	250,000	240,414
Astrazeneca Finance LLC 0.70% 5/28/24	700,000	655,673
AstraZeneca PLC 0.30% 5/26/23	185,000	180,147
Becton Dickinson & Co. 3.73% 12/15/24	500,000	482,856
Bristol-Myers Squibb Co.
0.54% 11/13/23	230,000	220,303
2.90% 7/26/24	1,000,000	969,848
Cigna Corp.
0.61% 3/15/24	100,000	94,139
3.50% 6/15/24	350,000	342,856
CVS Health Corp.
3.38% 8/12/24	250,000	243,355
3.88% 7/20/25	500,000	484,930
4.10% 3/25/25	250,000	244,598
GlaxoSmithKline Capital PLC 3.00% 6/1/24	750,000	730,065
Johnson & Johnson
0.55% 9/1/25	350,000	312,510
2.63% 1/15/25	250,000	240,823
McKesson Corp. 3.80% 3/15/24	750,000	738,208
Merck & Co., Inc.
2.75% 2/10/25	250,000	239,667
2.80% 5/18/23	350,000	347,130
Mylan, Inc. 4.20% 11/29/23	500,000	493,875
Novartis Capital Corp.
1.75% 2/14/25	150,000	140,564
3.40% 5/6/24	750,000	736,883
Pfizer, Inc. 0.80% 5/28/25	750,000	681,029
Takeda Pharmaceutical Co. Ltd. 4.40% 11/26/23	750,000	745,156
		12,653,814
Pipelines–3.04%
Boardwalk Pipelines LP 4.95% 12/15/24	350,000	346,329
Cheniere Corpus Christi Holdings 5.88% 3/31/25	400,000	401,600
Columbia Pipeline Group, Inc. 4.50% 6/1/25	250,000	244,739
Enbridge, Inc.
0.55% 10/4/23	200,000	191,211
2.15% 2/16/24	110,000	105,704
2.50% 1/15/25	350,000	328,609
2.50% 2/14/25	105,000	98,620
4.00% 10/1/23	350,000	346,923
Energy Transfer LP
2.90% 5/15/25	500,000	466,048
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Energy Transfer LP (continued)
3.60% 2/1/23	300,000	$ 298,722
4.50% 4/15/24	250,000	246,062
5.88% 1/15/24	500,000	501,020
Enterprise Products Operating LLC 3.75% 2/15/25	250,000	242,065
Kinder Morgan, Inc.
3.15% 1/15/23	250,000	248,835
4.30% 6/1/25	350,000	341,279
MPLX LP
4.88% 12/1/24	500,000	493,906
4.88% 6/1/25	350,000	342,983
Plains All American Pipeline LP/PAA Finance Corp. 3.60% 11/1/24	350,000	336,530
Sabine Pass Liquefaction LLC
5.63% 3/1/25	250,000	249,753
5.75% 5/15/24	500,000	501,831
TransCanada PipeLines Ltd. 1.00% 10/12/24	805,000	741,807
Williams Cos., Inc.
3.70% 1/15/23	400,000	399,710
4.55% 6/24/24	500,000	495,066
		7,969,352
Private Equity–0.13%
Brookfield Asset Management, Inc. 4.00% 1/15/25	350,000	341,212
		341,212
Real Estate Investment Trusts–2.95%
American Tower Corp.
2.95% 1/15/25	350,000	331,135
3.38% 5/15/24	600,000	584,175
4.00% 6/1/25	250,000	240,785
Boston Properties LP 3.20% 1/15/25	500,000	477,621
Brixmor Operating Partnership LP 3.85% 2/1/25	150,000	144,140
Crown Castle, Inc. 3.20% 9/1/24	500,000	483,734
EPR Properties 4.50% 4/1/25	250,000	235,037
Equinix, Inc.
1.00% 9/15/25	350,000	308,708
1.25% 7/15/25	250,000	223,583
2.63% 11/18/24	350,000	331,230
ERP Operating LP 3.38% 6/1/25	250,000	237,686
Federal Realty Investment Trust 3.95% 1/15/24	200,000	197,504

LVIP SSGA Short-Term Bond Index Fund–10

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	350,000	$ 338,302
Host Hotels & Resorts LP 4.00% 6/15/25	250,000	237,403
Mid-America Apartments LP 3.75% 6/15/24	250,000	244,428
Office Properties Income Trust 4.50% 2/1/25	150,000	133,341
Omega Healthcare Investors, Inc. 4.50% 1/15/25	350,000	341,073
Realty Income Corp. 3.88% 4/15/25	250,000	243,122
Simon Property Group L.P. 3.50% 9/1/25	350,000	334,579
Simon Property Group LP 3.38% 10/1/24	500,000	485,125
SITE Centers Corp. 3.63% 2/1/25	250,000	236,312
SL Green Operating Partnership LP 3.25% 10/15/22	150,000	149,940
Ventas Realty LP
2.65% 1/15/25	250,000	235,117
3.50% 4/15/24	250,000	243,152
Vornado Realty LP 3.50% 1/15/25	250,000	233,972
Welltower, Inc. 3.63% 3/15/24	500,000	488,488
		7,739,692
Retail–1.86%
AutoNation, Inc. 3.50% 11/15/24	350,000	336,595
AutoZone, Inc. 3.63% 4/15/25	350,000	336,743
Genuine Parts Co. 1.75% 2/1/25	250,000	230,788
Home Depot, Inc.
2.70% 4/15/25	135,000	128,773
3.35% 9/15/25	350,000	337,809
4.00% 9/15/25	145,000	142,694
Lowe's Cos., Inc.
3.38% 9/15/25	250,000	238,707
3.88% 9/15/23	200,000	197,816
4.40% 9/8/25	140,000	137,864
McDonald's Corp.
1.45% 9/1/25	250,000	227,944
3.30% 7/1/25	500,000	480,805
Starbucks Corp. 3.80% 8/15/25	250,000	242,732
Target Corp. 2.25% 4/15/25	500,000	471,569
Walgreens Boots Alliance, Inc. 0.95% 11/17/23	500,000	478,648
Walmart, Inc.
2.85% 7/8/24	350,000	340,022
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Walmart, Inc. (continued)
3.30% 4/22/24	400,000	$ 392,854
3.90% 9/9/25	150,000	147,375
		4,869,738
Semiconductors–1.85%
Analog Devices, Inc. 2.95% 4/1/25	250,000	240,279
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.63% 1/15/24	350,000	343,010
Intel Corp.
2.70% 12/15/22	350,000	348,830
3.40% 3/25/25	350,000	339,426
3.70% 7/29/25	500,000	487,157
KLA Corp. 4.65% 11/1/24	350,000	348,808
Microchip Technology, Inc.
0.97% 2/15/24	650,000	612,405
4.25% 9/1/25	350,000	338,842
NXP BV/NXP Funding LLC 4.88% 3/1/24	500,000	494,082
QUALCOMM, Inc. 3.45% 5/20/25	750,000	725,963
Texas Instruments, Inc. 1.38% 3/12/25	250,000	232,215
Xilinx, Inc. 2.95% 6/1/24	350,000	340,900
		4,851,917
Software–2.52%
Adobe, Inc. 3.25% 2/1/25	250,000	242,608
Fidelity National Information Services, Inc.
0.60% 3/1/24	635,000	595,477
4.50% 7/15/25	110,000	107,642
Fiserv, Inc.
2.75% 7/1/24	350,000	335,696
3.80% 10/1/23	250,000	247,635
3.85% 6/1/25	250,000	240,007
Intuit, Inc. 0.95% 7/15/25	250,000	225,261
Microsoft Corp.
2.70% 2/12/25	250,000	239,913
2.88% 2/6/24	650,000	636,812
Oracle Corp.
2.50% 4/1/25	600,000	559,115
2.95% 11/15/24	600,000	572,481
2.95% 5/15/25	350,000	329,407
3.40% 7/8/24	500,000	485,976
Roper Technologies, Inc.
1.00% 9/15/25	350,000	310,631
3.65% 9/15/23	300,000	296,232
Salesforce, Inc. 0.63% 7/15/24	415,000	386,824
Take-Two Interactive Software, Inc. 3.55% 4/14/25	350,000	335,821

LVIP SSGA Short-Term Bond Index Fund–11

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
VMware, Inc. 1.00% 8/15/24	480,000	$ 444,227
		6,591,765
Telecommunications–1.59%
AT&T, Inc. 0.90% 3/25/24	600,000	567,469
Bell Telephone Co. of Canada or Bell Canada 0.75% 3/17/24	250,000	235,354
British Telecommunications PLC 4.50% 12/4/23	350,000	346,801
Cisco Systems, Inc. 3.63% 3/4/24	300,000	296,166
Rogers Communications, Inc.
2.95% 3/15/25	110,000	104,717
4.10% 10/1/23	500,000	496,082
T-Mobile USA, Inc. 3.50% 4/15/25	1,000,000	955,765
Verizon Communications, Inc.
0.75% 3/22/24	725,000	685,268
3.38% 2/15/25	200,000	193,616
Vodafone Group PLC 3.75% 1/16/24	300,000	296,196
		4,177,434
Toys Games Hobby–0.13%
Hasbro, Inc. 3.00% 11/19/24	350,000	335,616
		335,616
Transportation–1.16%
Burlington Northern Santa Fe LLC
3.65% 9/1/25	250,000	242,233
3.85% 9/1/23	450,000	446,566
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
Canadian Pacific Railway Co.
1.35% 12/2/24	305,000	$ 282,039
2.90% 2/1/25	150,000	142,605
CSX Corp. 3.40% 8/1/24	250,000	243,788
Norfolk Southern Corp. 3.65% 8/1/25	250,000	240,556
Ryder System, Inc.
3.35% 9/1/25	250,000	236,673
3.65% 3/18/24	250,000	245,460
Union Pacific Corp.
3.15% 3/1/24	500,000	489,542
3.25% 8/15/25	250,000	240,595
United Parcel Service, Inc. 2.80% 11/15/24	250,000	241,788
		3,051,845
Total Corporate Bonds (Cost $271,186,254)		257,818,200

	Number of Shares
MONEY MARKET FUND–6.08%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.94%)	15,915,348	15,915,348
Total Money Market Fund (Cost $15,915,348)		15,915,348

TOTAL INVESTMENTS–104.50% (Cost $287,101,602)	273,733,548

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(4.50%)	(11,786,419)
NET ASSETS APPLICABLE TO 27,087,345 SHARES OUTSTANDING–100.00%	$261,947,129

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2022. Rate will reset at a future date.
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2022.

Summary of Abbreviations:
HSBC–Hong Kong and Shanghai Banking Corporation
See accompanying notes.
LVIP SSGA Short-Term Bond Index Fund–12

LVIP SSGA Short-Term Bond Index Fund
Notes
September 30, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Short-Term Bond Index Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate Bonds	$—	$257,818,200	$—	$257,818,200
Money Market Fund	15,915,348	—	—	15,915,348
Total Investments	$15,915,348	$257,818,200	$—	$273,733,548
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Short-Term Bond Index Fund–13